RELATED PARTY TRANSACTIONS - Amount Due from Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement
Amount due from related parties	$ 601	$ 0
Xu Qing | Principal Shareholder
Statement
Amount due from related parties	435	0
Unicom AirNet | Equity Method Investments
Statement
Amount due from related parties	$ 166	$ 0